Net Finance Costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Finance Costs [Abstract]
Interest expense	£ 1,676	£ 1,592	£ 1,079
Interest expense on lease liabilities	32	1	2
Facility fees	10	13	13
Interest related to adjusting tax payables	80	41	43
Acquisition of RAI			153
Fair value changes on derivative financial instruments and hedged items	367	(154)	(149)
Hedge ineffectiveness			9
Venezuela hyperinflation (note 4(b))		(45)
Exchange differences on financial liabilities	(353)	36	47
Finance costs	1,812	1,484	1,197
Interest under the effective interest method	(84)	(68)	(83)
Dividend income			(1)
Exchange differences on financial assets	(126)	(35)	(19)
Finance income	(210)	(103)	(103)
Net finance costs	£ 1,602	£ 1,381	£ 1,094